Intangible Asset (Tables)	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
Schedule of Intangible Asset Account	The activity in the Intangible Asset account for the six months ended June 30, 2024 is as follows:
Intangible asset
Net book amount at December 31, 2023	$3,394,645
Additions	-
Disposal	-
Amortization	(188,591)
Net book amount at June 30, 2024	$3,206,054